STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2008	Aug. 31, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted (in Shares)	31,000	0
Restricted stock, service period (in Duration)	5 years
2005 Stock Option Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant (in Shares)			200,000	80,000
Stock options, expiration period (in Duration)	5 years
Stock options, percentage cumulative increments exercisable (in Percent)	25.00%
Percent fair market value stock options granted must equal (in Percent)	100.00%
Minimum percent voting powers owned, to be granted stock options under plan (in Percent)	10.00%
Minimum fair market value of common stock, at date of grant (in Percent)	110.00%
Options granted (in Shares)	31,000	0
Number of options forfeited or exercised (in Shares)	138,000
Total number of shares granted under stock option plan (in Shares)	220,000
Shares available for grant (in Shares)	118,000
Compensation expense related to stock options	$ 2,000	$ 0
2005 Restricted Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant (in Shares)				100,000
Shares available for grant (in Shares)	78,000
Shares issued during period (in Shares)	12,000
Restricted stock vested	$ 0
Restricted stock, service period (in Duration)	3 years